Significant Accounting Policies Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Goodwill and Intangible Assets [Roll Forward]
Goodwill, beginning of period	$ 251,653	$ 251,653
Goodwill, Additions	0	0
Goodwill, end of period	251,653	251,653
Goodwill and intangible assets, beginning of period	257,718	256,797
Goodwill and intangible assets, additions	0	3,064
Goodwill and intangible assets, end of period	256,271	257,718
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Period Increase (Decrease)	1,447	2,143
Service Rights [Member]
Goodwill [Line Items]
Finite-Lived Intangible Assets, Useful Life	5
Goodwill and Intangible Assets [Roll Forward]
Intangible assets, beginning of period	1,775	2,469
Intangible assets, additions	0	0
Intangible assets, end of period	1,246	1,775
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Period Increase (Decrease)	529	694
Core Deposit [Member]
Goodwill and Intangible Assets [Roll Forward]
Intangible assets, beginning of period	4,290	2,675
Intangible assets, additions	0	3,064
Intangible assets, end of period	3,372	4,290
2012	918
2013	918
2014	918
2015	618
2016	0
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Period Increase (Decrease)	$ 918	$ 1,449
Core Deposit 1 [Member]
Goodwill [Line Items]
Finite-Lived Intangible Assets, Useful Life	7
Core Deposit 2 [Member]
Goodwill [Line Items]
Finite-Lived Intangible Assets, Useful Life	8